Capital Leases (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Lease expiration date					Sep. 30, 2016
Equipment cost	$ 66,272		$ 66,272		$ 53,112	$ 53,112
Minimum future lease payments, Term			4 years		2 years
Purchase option on capital lease	1		$ 1		$ 1
Interest charged in capital lease	345	$ 202	643	$ 424	767	241
Depreciation	26,833	23,825	53,957	45,958	96,007	89,168
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Depreciation					$ 10,622	$ 0
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 3,314	$ 2,656	$ 6,479	$ 5,311
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease expiration date			Sep. 30, 2016
Interest rate charged on capital leases	2.25%		2.25%
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease expiration date			Sep. 30, 2018
Interest rate charged on capital leases	7.428%		7.428%